Financial Debt (Details) - Schedule of Financial Debt - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Financial Debt (Details) - Schedule of Financial Debt [Line Items]
Total Current Financial Debt	$ 2,546,243
Financial Debt denominated in Argentine Pesos [Member]
Financial Debt (Details) - Schedule of Financial Debt [Line Items]
Total Current Financial Debt	517,743
Financial Debt denominated in US Dollars [Member]
Financial Debt (Details) - Schedule of Financial Debt [Line Items]
Total Current Financial Debt	$ 2,028,500